UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and defense (1.1%)

General Dynamics Corp.	10,400	$1,132,768

Northrop Grumman Corp.	10,600	1,307,828

		2,440,596
Airlines (0.9%)

American Airlines Group, Inc.(NON)	23,300	852,780

Spirit Airlines, Inc.(NON)	17,700	1,051,380

		1,904,160
Auto components (0.6%)

Faurecia (France)(NON)	30,664	1,296,053

		1,296,053
Automobiles (2.2%)

Mazda Motor Corp. (Japan)(NON)	212,000	938,804

Nissan Motor Co., Ltd. (Japan)	125,400	1,116,048

Toyota Motor Corp. (Japan)	23,600	1,328,179

Yamaha Motor Co., Ltd. (Japan)	92,500	1,471,068

		4,854,099
Banks (10.2%)

Ally Financial, Inc.	144	1,184,400

Banco Espirito Santo SA (Portugal)(NON)	1,622,598	3,037,870

Bank of America Corp.	92,200	1,585,840

Barclays PLC (United Kingdom)	735,687	2,862,653

Commerzbank AG (Germany)(NON)	66,504	1,221,742

Credicorp, Ltd. (Peru)(S)	10,100	1,392,992

Erste Group Bank AG (Czech Republic)	44,470	1,519,349

Grupo Financiero Banorte SAB de CV (Mexico)	185,200	1,252,446

Metro Bank PLC (acquired 1/15/14, cost $662,427) (Private) (United Kingdom)(F)(RES)(NON)	31,120	656,758

Natixis (France)	255,551	1,876,830

Societe Generale SA (France)	14,986	922,955

UniCredit SpA (Italy)	280,716	2,564,008

Unione di Banche Italiane ScpA (UBI Banca) (Italy)	133,464	1,257,648

Zions Bancorp.	40,200	1,245,396

		22,580,887
Beverages (1.2%)

Britvic PLC (United Kingdom)	146,249	1,809,137

Remy Cointreau SA (France)	11,699	938,822

		2,747,959
Biotechnology (0.8%)

Celgene Corp.(NON)	13,400	1,870,640

		1,870,640
Building products (1.6%)

Assa Abloy AB Class B (Sweden)	21,706	1,155,677

Fortune Brands Home & Security, Inc.	29,222	1,229,662

Masco Corp.	56,900	1,263,749

		3,649,088
Capital markets (3.5%)

Blackstone Group LP (The)	50,109	1,666,124

Carlyle Group LP (The) (Partnership shares)	52,700	1,851,878

Charles Schwab Corp. (The)	60,100	1,642,533

Morgan Stanley	83,800	2,612,046

		7,772,581
Chemicals (3.6%)

Airgas, Inc.	8,200	873,382

Monsanto Co.	27,900	3,174,183

Solvay SA (Belgium)	8,700	1,365,754

Tronox, Ltd. Class A	47,298	1,124,273

Wacker Chemie AG (Germany)(S)	11,198	1,367,288

		7,904,880
Commercial services and supplies (0.4%)

Regus PLC (United Kingdom)	259,557	953,716

		953,716
Communications equipment (0.7%)

Alcatel-Lucent ADR (France)(NON)	393,200	1,533,480

		1,533,480
Construction and engineering (0.7%)

Mota-Engil SGPS SA (Portugal)	187,119	1,520,928

		1,520,928
Construction materials (1.1%)

Buzzi Unicem SpA (Italy)	51,711	964,585

HeidelbergCement AG (Germany)	18,213	1,560,919

		2,525,504
Consumer finance (0.6%)

Credit Saison Co., Ltd. (Japan)	61,900	1,229,336

		1,229,336
Containers and packaging (1.2%)

MeadWestvaco Corp.	33,500	1,260,940

Sealed Air Corp.	42,100	1,383,827

		2,644,767
Diversified financial services (2.6%)

CME Group, Inc.	35,200	2,605,152

Eurazeo SA (France)	11,759	1,056,550

ING Groep NV GDR (Netherlands)(NON)	144,833	2,050,162

		5,711,864
Diversified telecommunication services (0.4%)

Koninklijke (Royal) KPN NV (Netherlands)(NON)	250,910	886,633

		886,633
Electronic equipment, instruments, and components (0.6%)

Hitachi, Ltd. (Japan)	191,000	1,407,000

		1,407,000
Energy equipment and services (2.2%)

Ezion Holdings, Ltd. (Singapore)	1,332,000	2,293,257

Halliburton Co.	24,700	1,454,583

Petrofac, Ltd. (United Kingdom)	44,693	1,071,453

		4,819,293
Food and staples retail (0.5%)

CP ALL PCL (Thailand)	756,400	1,014,285

		1,014,285
Health-care equipment and supplies (1.0%)

Olympus Corp. (Japan)(NON)	29,700	956,578

St. Jude Medical, Inc.	17,500	1,144,325

		2,100,903
Health-care providers and services (2.0%)

Capital Senior Living Corp.(NON)	50,802	1,320,344

Catamaran Corp.(NON)	44,400	1,987,344

LifePoint Hospitals, Inc.(NON)	19,000	1,036,450

		4,344,138
Hotels, restaurants, and leisure (3.2%)

Dalata Hotel Group, Ltd. (Ireland)(NON)	103,895	406,492

Grand Korea Leisure Co., Ltd. (South Korea)	24,930	1,024,330

NH Hoteles SA (Spain)(NON)	135,753	965,024

Penn National Gaming, Inc.(NON)	81,300	1,001,616

Thomas Cook Group PLC (United Kingdom)(NON)	750,885	2,257,064

TUI Travel PLC (United Kingdom)	193,235	1,411,025

		7,065,551
Household durables (5.4%)

Coway Co., Ltd. (South Korea)	19,369	1,358,870

Haier Electronics Group Co., Ltd. (China)	336,000	910,527

Hovnanian Enterprises, Inc. Class A(NON)(S)	205,500	972,015

Panasonic Corp. (Japan)	136,100	1,552,667

Persimmon PLC (United Kingdom)	41,369	928,314

PulteGroup, Inc.	56,700	1,088,073

Sekisui House, Ltd. (Japan)	69,000	854,925

Standard Pacific Corp.(NON)	110,842	921,097

Taylor Morrison Home Corp. Class A(NON)	49,555	1,164,543

Techtronic Industries Co. (Hong Kong)	373,000	1,038,716

Whirlpool Corp.	8,300	1,240,518

		12,030,265
Independent power and renewable electricity producers (0.5%)

NRG Energy, Inc.	35,100	1,116,180

		1,116,180
Industrial conglomerates (1.8%)

Siemens AG (Germany)	8,512	1,145,684

Toshiba Corp. (Japan)	654,000	2,764,284

		3,909,968
Insurance (5.1%)

American International Group, Inc.	55,967	2,798,910

Assured Guaranty, Ltd.	41,200	1,043,184

Genworth Financial, Inc. Class A(NON)	99,400	1,762,362

Hartford Financial Services Group, Inc. (The)	53,600	1,890,472

Prudential PLC (United Kingdom)	79,081	1,672,389

Unipol Gruppo Finanziario SpA (Preference) (Italy)	323,064	2,234,246

		11,401,563
Internet and catalog retail (0.6%)

Bigfoot GmbH (acquired 8/2/13, cost $219,820) (Private) (Brazil)(F)(RES)(NON)	10	148,232

Groupon, Inc.(NON)	109,800	860,832

Zalando AG (acquired 9/30/13, cost $358,721) (Private) (Germany)(F)(RES)(NON)	8	359,872

		1,368,936
Internet software and services (4.2%)

Facebook, Inc. Class A(NON)	45,700	2,752,968

Google, Inc. Class A(NON)	3,249	3,621,043

Telecity Group PLC (United Kingdom)	103,708	1,206,820

Yahoo!, Inc.(NON)	48,600	1,744,740

		9,325,571
IT Services (2.1%)

Computer Sciences Corp.	18,500	1,125,170

Visa, Inc. Class A	16,400	3,540,104

		4,665,274
Leisure products (0.9%)

Brunswick Corp.	26,200	1,186,598

Sega Sammy Holdings, Inc. (Japan)	41,100	918,669

		2,105,267
Machinery (0.7%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)	166,297	85,912

Volvo AB Class B (Sweden)(S)	94,226	1,496,598

		1,582,510
Media (3.9%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)(S)	103,850	1,598,080

DISH Network Corp. Class A(NON)	34,000	2,115,140

Global Mediacom Tbk PT (Indonesia)	5,880,600	1,225,745

Liberty Global PLC Class A (United Kingdom)(NON)(S)	26,200	1,089,920

Mediaset SpA (Italy)(NON)	250,448	1,400,130

Numericable Group SA (France)(NON)(S)	31,457	1,236,397

		8,665,412
Multi-utilities (0.6%)

Veolia Environnement (France)	71,700	1,418,445

		1,418,445
Multiline retail (0.4%)

Mitra Adiperkasa Tbk PT (Indonesia)	1,529,000	841,888

		841,888
Oil, gas, and consumable fuels (5.6%)

BG Group PLC (United Kingdom)	75,898	1,414,010

Cabot Oil & Gas Corp.	26,500	897,820

Gaztransport Et Technigaz SA (France)(NON)	14,395	931,871

Genel Energy PLC (United Kingdom)(NON)	83,111	1,360,645

Kodiak Oil & Gas Corp.(NON)(S)	144,900	1,759,086

Marathon Oil Corp.	63,600	2,259,072

Origin Energy, Ltd. (Australia)	45,509	603,418

Royal Dutch Shell PLC Class A (United Kingdom)(S)	89,753	3,279,150

		12,505,072
Paper and forest products (0.4%)

Norbord, Inc. (Canada)(S)	34,203	901,251

		901,251
Personal products (0.4%)

Coty, Inc. Class A(S)	61,200	916,776

		916,776
Pharmaceuticals (6.1%)

Astellas Pharma, Inc. (Japan)	211,000	2,499,612

AstraZeneca PLC (United Kingdom)	41,422	2,676,983

Bristol-Myers Squibb Co.	39,800	2,067,610

Impax Laboratories, Inc.(NON)	39,900	1,054,158

Jazz Pharmaceuticals PLC(NON)	6,200	859,816

Novartis AG (Switzerland)	14,125	1,198,320

Sanofi (France)	30,871	3,218,626

		13,575,125
Professional services (0.4%)

Experian PLC (United Kingdom)	54,785	987,329

		987,329
Real estate investment trusts (REITs) (1.9%)

Altisource Residential Corp. (Virgin Islands)	33,739	1,064,803

Gaming and Leisure Properties, Inc.	34,116	1,243,869

Hibernia REIT PLC (Ireland)(NON)	1,336,045	1,947,357

		4,256,029
Real estate management and development (2.5%)

BR Malls Participacoes SA (Brazil)	108,900	939,736

Forestar Group, Inc.(NON)	54,661	972,966

Howard Hughes Corp. (The)(NON)	9,600	1,370,016

Iguatemi Empresa de Shopping Centers SA (Brazil)	95,713	917,900

RE/MAX Holdings, Inc. Class A(NON)	46,350	1,336,271

		5,536,889
Semiconductors and semiconductor equipment (4.0%)

Applied Materials, Inc.	74,600	1,523,332

Inotera Memories, Inc. (Taiwan)(NON)	1,282,000	1,006,347

Lam Research Corp.(NON)	24,800	1,364,000

Micron Technology, Inc.(NON)	101,400	2,399,124

Samsung Electronics Co., Ltd. (South Korea)	2,064	2,610,070

		8,902,873
Software (1.1%)

Electronic Arts, Inc.(NON)(S)	46,630	1,352,736

Fidessa Group PLC (United Kingdom)	26,109	1,104,296

		2,457,032
Specialty retail (3.0%)

Home Depot, Inc. (The)	17,465	1,382,005

Industria de Diseno Textil (Inditex) SA (Spain)	12,985	1,948,088

Lowe's Cos., Inc.	30,200	1,476,780

Pets at Home Group PLC (United Kingdom)(NON)	133,825	535,455

Sears Hometown and Outlet Stores, Inc.(NON)	23,800	562,870

Tile Shop Holdings, Inc.(NON)(S)	50,841	785,493

		6,690,691
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.(S)	113,700	1,708,911

		1,708,911
Tobacco (2.5%)

Japan Tobacco, Inc. (Japan)	104,000	3,261,054

Philip Morris International, Inc.	28,200	2,308,734

		5,569,788
Trading companies and distributors (0.6%)

Mitsubishi Corp. (Japan)	66,400	1,231,336

		1,231,336
Wireless telecommunication services (1.4%)

SoftBank Corp. (Japan)	29,100	2,194,705

Vodafone Group PLC ADR (United Kingdom)	27,472	1,011,244

		3,205,949

Total common stocks (cost $189,530,573)		$221,654,671

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(i)	$123,000	$121,556

Total U.S. treasury obligations (cost $121,556)		$121,556

SHORT-TERM INVESTMENTS (5.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	10,528,551	$10,528,551

Putnam Short Term Investment Fund 0.07%(AFF)	348,475	348,475

SSgA Prime Money Market Fund zero %(P)	290,000	290,000

U.S. Treasury Bills with an effective yield of 0.11%, February 5, 2015(SEGSF)	$90,000	89,919

U.S. Treasury Bills with an effective yield of 0.10%, October 16, 2014(SEGSF)	52,000	51,984

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEGSF)	10,000	9,999

U.S. Treasury Bills with an effective yield of 0.09%, August 21, 2014(SEGSF)	25,000	24,994

U.S. Treasury Bills with an effective yield of 0.06%, August 14, 2014	50,000	49,989

Total short-term investments (cost $11,393,893)		$11,393,911

TOTAL INVESTMENTS

Total investments (cost $201,046,022)(b)		$233,170,138

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $76,001,602) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	6/18/14	$1,862,798	$1,865,562	$2,764
	Hong Kong Dollar	Buy	5/21/14	1,833,698	1,831,734	1,964
	Japanese Yen	Sell	5/21/14	2,328,043	2,364,746	36,703
	Singapore Dollar	Sell	5/21/14	568,263	560,544	(7,719)
	Swedish Krona	Buy	6/18/14	573,429	576,031	(2,602)
	Swiss Franc	Buy	6/18/14	3,320,986	3,306,773	14,213
Citibank, N.A.
	Australian Dollar	Buy	4/16/14	2,113,828	2,028,915	84,913
	Danish Krone	Buy	6/18/14	814,941	812,001	2,940
Credit Suisse International
	British Pound	Sell	6/18/14	2,335,828	2,338,460	2,632
	Canadian Dollar	Buy	4/16/14	339,909	351,521	(11,612)
	Norwegian Krone	Buy	6/18/14	2,387,421	2,381,374	6,047
	Swiss Franc	Buy	6/18/14	2,300,389	2,290,286	10,103
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	2,946,388	2,828,445	(117,943)
	British Pound	Sell	6/18/14	1,336,449	1,333,249	(3,200)
	Euro	Sell	6/18/14	1,100,063	1,098,985	(1,078)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/16/14	2,462,287	2,324,305	(137,982)
	British Pound	Buy	6/18/14	2,689,560	2,692,163	(2,603)
	Euro	Sell	6/18/14	3,431,738	3,429,225	(2,513)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/16/14	5,142,027	4,934,888	207,139
	British Pound	Buy	6/18/14	113,967	114,091	(124)
	British Pound	Sell	6/18/14	113,967	113,565	(402)
	Euro	Sell	6/18/14	3,083,784	3,081,318	(2,466)
	Norwegian Krone	Sell	6/18/14	1,457,746	1,453,738	(4,008)
	Singapore Dollar	Sell	5/21/14	730,363	726,254	(4,109)
	Swiss Franc	Sell	6/18/14	2,191,165	2,181,615	(9,550)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/16/14	983,118	943,424	39,694
	Australian Dollar	Sell	4/16/14	983,118	981,231	(1,887)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/14	1,403,289	1,346,858	56,431
	Canadian Dollar	Buy	4/16/14	1,537,682	1,590,427	(52,745)
	Euro	Sell	6/18/14	7,815,046	7,810,244	(4,802)
	Israeli Shekel	Buy	4/16/14	607,647	604,690	2,957
	Japanese Yen	Sell	5/21/14	1,492,206	1,512,313	20,107
UBS AG
	British Pound	Sell	6/18/14	2,322,332	2,324,847	2,515
	Swiss Franc	Buy	6/18/14	3,604,517	3,587,724	16,793
WestPac Banking Corp.
	British Pound	Sell	6/18/14	3,300,884	3,303,940	3,056
	Canadian Dollar	Buy	4/16/14	1,311,529	1,356,439	(44,910)
	Euro	Sell	6/18/14	1,317,707	1,314,101	(3,606)
	Japanese Yen	Sell	5/21/14	2,272,455	2,305,576	33,121

Total						$128,231

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $222,110,502.
(b)	The aggregate identified cost on a tax basis is $201,640,214, resulting in gross unrealized appreciation and depreciation of $37,740,210 and $6,210,286, respectively, or net unrealized appreciation of $31,529,924.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,164,862, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$920,299	$13,521,951	$14,093,775	$183	$348,475
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $10,528,551, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,194,900.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $508,473 to cover certain derivatives contracts and the settlement of certain securities.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	45.0%
	United Kingdom	12.7
	Japan	10.7
	France	6.5
	Italy	3.8
	Germany	2.5
	South Korea	2.2
	Portugal	2.1
	Spain	2.0
	Netherlands	1.3
	Sweden	1.2
	Ireland	1.1
	Singapore	1.0
	Indonesia	0.9
	Brazil	0.9
	Czech Republic	0.7
	Peru	0.6
	Belgium	0.6
	Mexico	0.6
	Switzerland	0.5
	Virgin Islands	0.5
	Hong Kong	0.5
	Thailand	0.5
	Taiwan	0.5
	Other	1.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $277,658 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $176,893.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$29,829,622	$14,580,436	$508,104
Consumer staples	6,987,754	3,261,054	—
Energy	14,427,690	2,896,675	—
Financials	57,127,566	2,413,736	656,758
Health care	18,434,616	3,456,190	—
Industrials	14,098,099	3,995,620	85,912
Information technology	23,267,813	5,023,417	—
Materials	13,976,402	—	—
Telecommunication services	1,897,877	2,194,705	—
Utilities	2,534,625	—	—
Total common stocks	182,582,064	37,821,833	1,250,774
U.S. treasury obligations	—	121,556	—
Short-term investments	638,475	10,755,436	—

Totals by level	$183,220,539	$48,698,825	$1,250,774

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$128,231	$—

Totals by level	$—	$128,231	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$544,092	$415,861

Total	$544,092	$415,861

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$84,200,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$55,644	$87,853	$18,782	$—	$—	$207,139	$39,694	$79,495	$19,308	$36,177	$544,092

	Total Assets	$55,644	$87,853	$18,782	$—	$—	$207,139	$39,694	$79,495	$19,308	$36,177	$544,092
	Liabilities:
	Forward currency contracts#	$10,321	$—	$11,612	$122,221	$143,098	$20,659	$1,887	$57,547	$—	$48,516	$415,861

	Total Liabilities	$10,321	$—	$11,612	$122,221	$143,098	$20,659	$1,887	$57,547	$—	$48,516	$415,861

	Total Financial and Derivative Net Assets	$45,323	$87,853	$7,170	$(122,221)	$(143,098)	$186,480	$37,807	$21,948	$19,308	$(12,339)	$128,231
	Total collateral received (pledged)##†	$45,323	$87,853	$—	$(76,974)	$(99,919)	$180,000	$—	$—	$—	$—	$136,283
	Net amount	$—	$—	$7,170	$(45,247)	$(43,179)	$6,480	$37,807	$21,948	$19,308	$(12,339)	$(8,052)

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014